Basis of Presentation - Additional Information (Detail)	6 Months Ended	12 Months Ended	0 Months Ended		6 Months Ended	0 Months Ended	1 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended		6 Months Ended
	Jun. 30, 2014 Segment	Dec. 31, 2013	Jan. 09, 2014 Vapestick USD ($)	Jan. 09, 2014 Vapestick GBP (£)	Jun. 30, 2014 Vapestick USD ($)	Feb. 28, 2014 FIN Electronic Cigarette USD ($)	Feb. 28, 2014 FIN Electronic Cigarette USD ($)	Jun. 30, 2014 FIN Electronic Cigarette USD ($)	Feb. 28, 2014 FIN Electronic Cigarette Promissory Notes USD ($)	Jun. 30, 2014 FIN Electronic Cigarette Promissory Notes	Apr. 22, 2014 Must Have Limited [Member] USD ($)	Apr. 22, 2014 Must Have Limited [Member] GBP (£)	Jun. 30, 2014 Must Have Limited [Member] USD ($)	Apr. 22, 2014 Must Have Limited [Member] USD ($)
Basis Of Presentation [Line Items]
Number of reportable segment	1
Acquisition, cash consideration			$ 5,800,000	£ 3,500,000.0	$ 5,804,240	$ 10,000,000		$ 10,000,000			$ 9,000,000	£ 5,345,713.58	$ 20,396,767
Acquisition, shares issued		10,844,000	6,595,900	6,595,900		10,000,000					2,300,000	2,300,000
Acquisition, promissory notes							15,000,000	15,000,000	15,000,000		11,000,000		11,000,000
Debt, maturity date										May 29, 2014
Acquisition, payments for surplus cash											11,400,000	6,796,303
Acquisition, payments for earn-out														$ 5,000,000
Description of debt default	Pursuant to the 6% Note agreement and the default provision, the holders must notify the Company of an intent to accelerate payment for the 6% Notes to be considered due and payable. The holders have waived the event of default through September 3, 2014 and it is the Company's understanding that there is no intent of teh holders to accelerate the notes subsequently to the September 3, 2014 termination of the waiver.